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                          HARTFORD LEADERS / BANK ONE
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101932

       SUPPLEMENT DATED JULY 12, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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               SUPPLEMENT DATED JULY 12, 2004 TO YOUR PROSPECTUS

The following fund expense and footnote information replaces the fund expense and footnote information for the AIM V.I. Dent Demographic Trends Fund in the Annual Fund Operating Expenses table of your prospectus:

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                                                                             Total Annual
                                                                                 Fund
                                                                               Operating
                                                                               Expenses
                                              12b-1                            (before                                 Total
                                           Distribution                     Contractual Fee      Contractual Fee       Annual
                                              and/or                           Waivers or           Waivers or          Fund
                         Management         Servicing         Other              Expense             Expense          Operating
                            Fees               Fees          Expenses       Reimbursements)      Reimbursements       Expenses
                         ----------        ------------      --------       ---------------      ---------------      ---------
AIM V.I. Dent              0.77%                N/A           0.45%              1.22%                0.00%             1.22%
Demographic
Trends Fund -
Series I (a)(b)
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

(a) Except as otherwise noted, figures shown in the table are or the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(b) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the Fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4331